SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended			12 Months Ended
	Apr. 14, 2020 shares	Oct. 10, 2018 USD ($) $ / shares	Jun. 14, 2018 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) $ / shares	Mar. 16, 2020 $ / shares shares	May 25, 2018 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2020 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted | $ / shares							$ 3.81	$ 7.15	$ 1.73
Unrecognized share-based compensation expense							$ 11,926
Unrecognized compensation cost, recognition period							3 years 7 days
Ordinary shares, par value | ₪ / shares										₪ 0.01	₪ 0.01
Ordinary shares, shares authorized | shares							200,000,000	200,000,000
Proceeds from warrant exercised							$ 425	$ 18,325
Equity investment							$ 12,000
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance | shares							600,000
Ordinary shares available for issuance | shares							482,171
Offering period							five months
Percentage of use of base salary to purchase ordinary shares							15.00%
Aggregate limit of ordinary shares per calendar year | $ / shares							$ 40
Percentage of fair market value of ordinary shares at time of offering							85.00%
Options granted | shares							117,829
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of exercised options							$ 759	$ 21,610	979
2000 and 2010 Share Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance | shares							12,395,152
Ordinary shares available for issuance | shares							1,133,128
Vesting period							4 years
Award expiration period							10 years
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized | shares							3,955,696	3,955,696
Warrants purchase to ordinary shares remain outstanding | shares							297,469
Proceeds from warrant exercised							$ 18,750	$ 18,750
At The Market Offering Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value | $ / shares						$ 0.01
Proceeds from issuance of common stock						$ 25,000			$ 22,914
Issuance of shares, net, shares | shares									7,245,268
Issuance expenses									$ 781
Agreement [Member] | Registered direct offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share | $ / shares			$ 3.95
Proceeds from issuance of common stock			$ 19,767
Ordinary shares, shares authorized | shares			5,316,457
Warrants purchase to ordinary shares | shares			4,253,165
Exercise price of warrants | $ / shares			$ 4.74
Expiration period of warrants			5 years
Issuance expenses			$ 1,233
Master Clinical Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share | $ / shares		$ 4.95		$ 8.57333
Proceeds from issuance of common stock		$ 2,424,243		$ 2,332,815
Equity investment		$ 12,000		$ 20,000
Percentage of closing price		33.00%		33.00%
Collaborative Arrangements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of common stock							7,788
Issuance expenses							91
Deferred participation of BMS in R&D expenses							4,121
Collaborative Arrangements Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of common stock							14,958
Issuance expenses							42
Deferred participation of BMS in R&D expenses							$ 5,000
SVB Leerink LLC and Stifel, Nicolaus & Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share | $ / shares					$ 9.00
Issuance of shares, net, shares | shares					8,333,334		8,816,339
Issuance expenses							$ 5,200
Proceeds from ordinary shares in offering							$ 74,147
SVB Leerink LLC and Stifel, Nicolaus & Company [Member] | Underwriters [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share | $ / shares					$ 8.46
Issuance of shares, net, shares | shares	483,005